Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the date the consolidated financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

Bank borrowing

As the date these consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $2,573,966 (RMB18 million) with interest rates ranging from 2.20%-2.25% and has bank loan repayment of $5,426,779 (RMB 38.0 million).

New bank borrowing

Subsequent new bank borrowings consisted of the following:

Lender	Company	Rate	Issuance Date	Collateral/ Security	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	2.20%	1/16/2026	Jiangsu Yada, Mr. Yongjun Liu,Ms. Yin Liu	10,000,000	1,429,981
Bank of Communications	Jiangsu Huadong	2.25%	1/28/2026	N/A	8,000,000	1,143,985
Total					18,000,000	2,573,966

Repayment

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount- RMB	Amount- USD
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	2.46%	1/12/2026	Jiangsu Yada, Mr. Yongjun Liu	10,000,000	1,429,981
Bank of Communications	Jiangsu Huadong	2.25%	1/28/2026	N/A	5,000,000	714,990
Bank of China	Jiangsu Huadong	2.40%	3/4/2026	Mr. Yongjun Liu, Ms. Yin Liu	4,950,000	707,841
Bank of Communications	Yangzhou Huada	2.50%	1/27/2026	N/A	3,000,000	428,994
China Zhe Shang Bank	Yangzhou Huada	2.11%	3/18/2026	N/A	5,000,000	714,990
Agricultural Bank of China	Jiangsu Yada	2.35%	4/8/2026	N/A	10,000,000	1,429,983
Total					37,950,000	5,426,779